Financial structure and financial costs - Non-current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Non-current financial debt	$ 45,264	$ 49,512	$ 60,203
Non-current financial assets	(2,731)	(2,404)	(4,781)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	42,533	47,108	55,422
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	8,958	12,820	16,553
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	26,159	27,147	28,080
Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	240	649	3,984
Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	535	424	511
Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	8,277	7,644	7,736
Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(1,428)	(1,522)	(1,451)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(208)	(54)	9
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	3,746	1,498	1,615
Non-current financial assets	(813)	(787)	(3,221)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt	8,329	7,720	7,849
Non-current financial assets	(1,428)	(847)	(1,019)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,901	6,873	6,830
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	13	15	40
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	39	61	73
Secured | Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	8,277	7,644	7,736
Secured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(1,428)	(847)	(1,019)
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt	36,935	41,792	52,354
Non-current financial assets	(1,303)	(1,557)	(3,762)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	35,632	40,235	48,592
Unsecured | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	8,958	12,820	16,553
Unsecured | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	26,159	27,147	28,080
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	227	634	3,944
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	496	363	438
Unsecured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(675)	(432)
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(208)	(54)	9
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	3,746	1,498	1,615
Non-current financial assets	$ (813)	$ (787)	$ (3,221)